Related Parties - Summary of Remuneration of Key Management Personnel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Remuneration Of Key Management Personnel [abstract]
Short-term benefits	$ 10.1	$ 8.1
Share based payment	2.4	(3.0)
Labor contract termination	1.1	0.8
Total	$ 13.6	$ 5.9